Fair Value Measurements - Financial Instruments Based on Observable Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2020	Jul. 02, 2020
Subordinated Debt | Senior Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	7.75%	7.75%
Senior notes due 2030 | Senior Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	4.875%	4.875%		4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	6.625%	6.625%	6.625%
Fair Value | Preference securities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 0.0	$ 57.2
Fair Value | Level 2 | 7.750% Subordinated notes due 2055 | Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	431.0	0.0
Fair Value | Level 2 | 4.875% Senior notes due 2030 | Senior Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	327.7	319.7
Fair Value | Level 2 | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	124.4	123.2
Carrying Value | Preference securities
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	0.0	58.4
Carrying Value | Level 2 | 7.750% Subordinated notes due 2055 | Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	393.5	0.0
Carrying Value | Level 2 | 4.875% Senior notes due 2030 | Senior Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	326.4	325.6
Carrying Value | Level 2 | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 123.3	$ 123.3